Earnings per Share - Summary of Income and Share Data Used in the Basic and diluted EPS Calculations (Details) € / shares in Units, € in Millions, shares in Millions			12 Months Ended
		Sep. 18, 2019	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares
Earnings per share [abstract]
Profit / (loss) attributable to ordinary equity holders of the parent for basic earnings | €			€ 10,292.5	€ 15.2	€ (179.1)
Weighted average number of ordinary shares for basic EPS (in shares)			244.0	235.4	211.5
Effects of dilution from share options (in shares)			15.7	13.1	0.0
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)			259.7	248.5	211.5
Earnings per share
Basic profit/(loss) for the period per share (in euros per share) | € / shares	[1]		€ 42.18	€ 0.06	€ (0.85)
Diluted profit/(loss) for the period per share (in euros per share) | € / shares	[1]		€ 39.63	€ 0.06	€ (0.85)
Stock split ratio		0.0556

[1]	Capital increase due to 1:18 share split occurred on September 18, 2019. Retroactive effect is reflected in number of shares which relate to the period before the share split.